Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.2%
L3 Harris Technologies, Inc.	48,950	$ 11,643,736
Biotechnology - 3.0%
Argenx SE, ADR (A)	15,706	8,513,908
Ascendis Pharma AS, ADR (A)	42,764	6,385,093
Sarepta Therapeutics, Inc. (A)	39,984	4,993,602
Vaxcyte, Inc. (A)	76,733	8,768,280
		28,660,883
Capital Markets - 2.5%
Cboe Global Markets, Inc.	27,318	5,596,638
Charles Schwab Corp.	105,733	6,852,556
LPL Financial Holdings, Inc.	46,335	10,778,911
		23,228,105
Chemicals - 1.3%
Corteva, Inc.	202,664	11,914,617
Commercial Services & Supplies - 4.7%
Cimpress PLC (A)	82,879	6,789,448
Clean Harbors, Inc. (A)	37,957	9,174,586
RB Global, Inc.	109,975	8,851,888
Rentokil Initial PLC (B)	823,039	£9,469,028
Veralto Corp.	91,005	10,179,819
		44,464,769
Construction & Engineering - 0.8%
API Group Corp. (A)	232,673	7,682,862
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree, Inc. (A)	57,786	4,063,511
Electric Utilities - 2.0%
Alliant Energy Corp.	314,210	19,069,405
Electrical Equipment - 1.5%
Sensata Technologies Holding PLC	392,272	14,066,874
Electronic Equipment, Instruments & Components - 6.0%
CDW Corp.	45,206	10,230,118
Flex Ltd. (A)	633,852	21,189,672
TE Connectivity PLC	36,584	5,523,818
Teledyne Technologies, Inc. (A)	44,192	19,341,071
		56,284,679
Entertainment - 2.1%
Liberty Media Corp. - Liberty Formula One, Class C (A)	232,509	18,003,172
Liberty Media Corp. - Liberty Formula One, Class A (A)	29,720	2,125,871
		20,129,043
Financial Services - 4.2%
Fidelity National Information Services, Inc.	80,239	6,720,016
Global Payments, Inc.	67,234	6,886,106
WEX, Inc. (A)	122,769	25,748,343
		39,354,465
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 3.1%
JB Hunt Transport Services, Inc.	107,573	$ 18,538,055
TFI International, Inc.	77,685	10,634,300
		29,172,355
Health Care Equipment & Supplies - 9.4%
Boston Scientific Corp. (A)	329,048	27,574,222
Cooper Cos., Inc. (A)	70,376	7,765,288
Dentsply Sirona, Inc.	196,606	5,320,158
ICU Medical, Inc. (A)	56,869	10,362,669
STERIS PLC	30,901	7,494,729
Teleflex, Inc.	121,552	30,062,241
		88,579,307
Hotels, Restaurants & Leisure - 3.0%
Aramark	376,366	14,576,655
DoorDash, Inc., Class A (A)	58,977	8,417,787
Entain PLC	509,468	5,198,410
		28,192,852
Industrial REITs - 0.3%
Lineage, Inc.	33,460	2,622,595
Insurance - 5.9%
Intact Financial Corp.	146,428	28,117,381
Ryan Specialty Holdings, Inc.	100,453	6,669,075
W.R. Berkley Corp.	366,573	20,795,686
		55,582,142
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	57,889	2,816,879
IT Services - 5.6%
Amdocs Ltd.	212,154	18,559,232
GoDaddy, Inc., Class A (A)	216,925	34,009,501
		52,568,733
Life Sciences Tools & Services - 5.8%
Avantor, Inc. (A)	559,609	14,477,085
Illumina, Inc. (A)	49,093	6,402,218
Revvity, Inc.	184,743	23,600,918
Waters Corp. (A)	29,965	10,784,104
		55,264,325
Machinery - 4.2%
Fortive Corp.	199,247	15,726,566
Ingersoll Rand, Inc.	128,775	12,640,554
Westinghouse Air Brake Technologies Corp.	60,866	11,063,613
		39,430,733
Multi-Utilities - 2.5%
Ameren Corp.	142,826	12,491,562
DTE Energy Co.	87,713	11,263,226
		23,754,788
Passenger Airlines - 1.1%
Ryanair Holdings PLC, ADR	222,363	10,046,338
Professional Services - 7.0%
Broadridge Financial Solutions, Inc., ADR	76,596	16,470,438
Dayforce, Inc. (A)(B)	163,815	10,033,669
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	377,637	$ 28,024,442
TransUnion	87,771	9,189,623
UL Solutions, Inc., Class A	43,453	2,142,233
		65,860,405
Semiconductors & Semiconductor Equipment - 6.0%
KLA Corp.	12,529	9,702,583
Lam Research Corp.	4,810	3,925,345
Microchip Technology, Inc.	64,354	5,166,982
NXP Semiconductors NV	81,303	19,513,533
ON Semiconductor Corp. (A)	260,082	18,884,554
		57,192,997
Software - 6.8%
AppLovin Corp., Class A (A)	70,990	9,267,745
Constellation Software, Inc.	13,946	45,371,289
Dynatrace, Inc. (A)	100,383	5,367,479
Topicus.com, Inc.	42,703	4,029,544
		64,036,057
Specialized REITs - 1.4%
Lamar Advertising Co., Class A	97,748	13,059,133
Specialty Retail - 2.4%
Burlington Stores, Inc. (A)	24,692	6,505,848
CarMax, Inc. (A)	154,025	11,918,454
Wayfair, Inc., Class A (A)(B)	77,303	4,342,883
		22,767,185
Textiles, Apparel & Luxury Goods - 1.4%
Gildan Activewear, Inc.	278,714	13,130,217
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.8%
Ferguson Enterprises, Inc.	87,247	$ 17,324,637
Total Common Stocks (Cost $723,179,719)		921,964,627
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (C)	12,811,691	12,811,691
Total Other Investment Company (Cost $12,811,691)		12,811,691

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 2.10% (C), dated 09/30/2024, to be repurchased at $20,878,579 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $21,294,967.	$ 20,877,361	20,877,361
Total Repurchase Agreement (Cost $20,877,361)		20,877,361
Total Investments (Cost $756,868,771)		955,653,679
Net Other Assets (Liabilities) - (1.3)%		(11,989,447)
Net Assets - 100.0%		$ 943,664,232
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$914,082,487	$7,882,140	$—	$921,964,627
Other Investment Company	12,811,691	—	—	12,811,691
Repurchase Agreement	—	20,877,361	—	20,877,361
Total Investments	$926,894,178	$28,759,501	$—	$955,653,679
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $14,462,355, collateralized by cash collateral of $12,811,691 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,961,915. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Mid-Cap Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust